UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (47,810)	$ (15,671)
Loss from discontinued operations, net of tax	64	431
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,044	2,526
Deferred taxes	39,480	(5,143)
Non-cash lease expense	2,894	960
Non-cash interest expenses	2,290	0
Amortization of RDEC credit	(588)	(372)
Gain on embedded derivative	(9,249)	0
Share-based compensation	1,131	0
Change in fair value of earn out liabilities	36	79
Loss on disposal of property, plant and equipment	44	0
Change in operating assets and liabilities:
Accounts receivable	(4,411)	(23,078)
Inventories	19,531	36,578
Prepaid expenses and other assets	2,558	(300)
Prepaid subscriptions	0	1,424
Due from related parties	409	1,345
Accounts payable	(6,221)	(8,367)
Accrued expenses and other liabilities	(8,495)	(8,408)
Accrued warranties	(2,378)	3,148
Due to related parties	1,028	(1,409)
Contract liabilities	1,397	5,484
Lease obligations - operating leases	(3,042)	(1,148)
Net cash used in operating activities - continuing operations	(7,288)	(11,921)
Net cash used in operating activities - discontinued operations	(64)	(429)
Net cash used in operating activities	(7,352)	(12,350)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(1,084)	(236)
Internal-use software development costs	(3,499)	(1,556)
Repayment of loan receivable, related party	0	8,019
Net cash (used in) provided by investing activities	(4,583)	6,227
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of Revolver	(16,770)	(29,000)
Proceeds from Revolver	6,000	28,000
Contingent consideration payments	0	(716)
Repayment of Paycheck Protection Program Loan	(96)	(96)
Proceeds from NetDragon group loans	0	119
Net cash used in financing activities	(10,866)	(1,693)
Net change in cash and cash equivalents	(22,801)	(7,816)
Cash and cash equivalents, beginning of period	91,784	29,312
Exchange rate effects	394	(268)
Cash and cash equivalents, end of period	69,377	21,228
Supplemental disclosure of non-cash investing and financing activities transactions:
Convertible notes issued in exchange for accrued PIK interest	1,643	0
Decrease in goodwill due to measurement period adjustments relating to business acquisition, net	1,228	0
Lease assets acquired in exchange for lease liabilities	3,555	550
Supplemental disclosure of cash transactions:
Cash paid for interest	2,730	0
Cash refund, net of cash paid for taxes	$ 967	$ 678